Commitments and Contingencies (Details) $ in Thousands		6 Months Ended
	Oct. 27, 2023 Director Entity	Jun. 30, 2024 USD ($) Vessel Contract $ / €	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Closing period for relevant insurance policy year		3 years
Non-cancelable time charter contract revenue, until June 30, 2025		$ 41,861
Non-cancelable time charter contract revenue, until June 30, 2026		17,142
Office Leases [Abstract]
Operating lease liability		59		$ 99
Operating lease right-of-use asset		$ 59		99
Weighted average discount rate		7.52%
Monthly rent expense		$ 8
Exchange rate | $ / €		1.07
Number of shipbuilding contracts entered into | Contract		4
Number of product/crude oil tankers being constructed | Vessel		4
Number of former directors named as defendant | Director	5
Number of affiliated entities named as defendant | Entity	2
Office Rental Obligations [Abstract]
Year 1		$ 61
Year 2		10
Total		71
Less imputed interest		(12)
Present value of lease liabilities		59		99
Lease liabilities, current		51		66
Lease liabilities, non- current		8		$ 33
General and Administrative Expense [Member]
Office Leases [Abstract]
Rent expense		$ 45	$ 46
Office Space [Member]
Office Leases [Abstract]
Weighted-average remaining lease term		1 year 1 month 2 days
Office Space [Member] | Maximum [Member]
Office Leases [Abstract]
Term of leases		3 years
Shipbuilding Construction Contracts [Member]
Commitments and Contingencies [Abstract]
Remaining installments payable		$ 212,052